World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2016

Dates Covered
Collections Period	06/01/16 - 06/30/16
Interest Accrual Period	06/15/16 - 07/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/16	158,220,093.22	15,744
Yield Supplement Overcollateralization Amount 05/31/16	1,074,759.67	0
Receivables Balance 05/31/16	159,294,852.89	15,744
Principal Payments	9,419,947.04	367
Defaulted Receivables	276,169.64	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/16	955,324.97	0
Pool Balance at 06/30/16	148,643,411.24	15,357

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	15.91%

Prepayment ABS Speed	1.23%

Overcollateralization Target Amount	9,246,969.57
Actual Overcollateralization	9,246,969.57

Weighted Average APR	3.58%
Weighted Average APR, Yield Adjusted	4.33%
Weighted Average Remaining Term	27.69

Delinquent Receivables:
Past Due 31-60 days	3,358,034.81	250
Past Due 61-90 days	665,401.47	58
Past Due 91-120 days	129,033.27	11
Past Due 121+ days	0.00	0
Total	4,152,469.55	319

Total 31+ Delinquent as % Ending Pool Balance	2.79%

Recoveries	179,601.27

Aggregate Net Losses/(Gains) - June 2016	96,568.37

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.73%
Prior Net Losses Ratio	0.20%
Second Prior Net Losses Ratio	0.52%
Third Prior Net Losses Ratio	0.70%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.16%

Flow of Funds	$ Amount

Collections	10,074,039.24
Advances	(270.11)
Investment Earnings on Cash Accounts	2,759.82
Servicing Fee	(132,745.71)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,943,783.24

Distributions of Available Funds
(1) Class A Interest	87,537.62
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	329,712.41
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,246,969.57
(7) Distribution to Certificateholders	261,712.46
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,943,783.24

Servicing Fee	132,745.71
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 06/15/16	148,973,123.65
Principal Paid	9,576,681.98
Note Balance @ 07/15/16	139,396,441.67

Class A-1
Note Balance @ 06/15/16	0.00
Principal Paid	0.00
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-2
Note Balance @ 06/15/16	0.00
Principal Paid	0.00
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-3
Note Balance @ 06/15/16	35,082,123.65
Principal Paid	9,576,681.98
Note Balance @ 07/15/16	25,505,441.67
Note Factor @ 07/15/16	9.4464599%

Class A-4
Note Balance @ 06/15/16	94,934,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	94,934,000.00
Note Factor @ 07/15/16	100.0000000%

Class B
Note Balance @ 06/15/16	18,957,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	18,957,000.00
Note Factor @ 07/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	105,388.80
Total Principal Paid	9,576,681.98
Total Paid	9,682,070.78

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	18,710.47
Principal Paid	9,576,681.98
Total Paid to A-3 Holders	9,595,392.45

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1165946
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.5949522
Total Distribution Amount	10.7115468

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0692980
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.4691925
Total A-3 Distribution Amount	35.5384905

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	34.43
Noteholders' Principal Distributable Amount	965.57

Account Balances	$ Amount

Advances
Balance as of 05/31/16	32,476.14
Balance as of 06/30/16	32,206.03
Change	(270.11)

Reserve Account
Balance as of 06/15/16	2,311,742.39
Investment Earnings	550.03
Investment Earnings Paid	(550.03)
Deposit/(Withdrawal)	-
Balance as of 07/15/16	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39